Bank Loans (Aging Of The Recorded Investment In Past Due Loans) (Details) - USD ($)		Dec. 31, 2017		Dec. 31, 2016
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due		$ 19,961,000		$ 11,721,000
Current Balance		6,994,460,000		5,625,844,000
Recorded Investment in Loans, Total		7,014,421,000		5,637,565,000
Non-accrual		20,090,000	[1]	17,234,000	[2]
Restructured		9,123,000	[1]	9,700,000	[2]
Total		29,213,000	[1]	26,934,000	[2]
Loans past due 90 days and still accruing interest		0		0
30 - 89 Days Past Due [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due		19,961,000		11,523,000
90 or More Days Past Due [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due				198,000
Commercial And Industrial [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due		11,883,000
Current Balance		2,426,055,000		1,710,399,000
Recorded Investment in Loans, Total		2,437,938,000		1,710,399,000
Non-accrual		19,904,000	[1]	16,815,000	[2]
Restructured	[1]	8,952,000
Total		28,856,000	[1]	16,815,000	[2]
Commercial And Industrial [Member] | 30 - 89 Days Past Due [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due		11,883,000
Securities-Based Loans [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Current Balance		1,819,206,000		1,614,033,000
Recorded Investment in Loans, Total		1,819,206,000		1,614,033,000
Consumer [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due		2,000		2,000
Current Balance		24,506,000		45,389,000
Recorded Investment in Loans, Total		24,508,000		45,391,000
Non-accrual		2,000	[1]	6,000	[2]
Total		2,000	[1]	6,000	[2]
Consumer [Member] | 30 - 89 Days Past Due [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due		2,000
Consumer [Member] | 90 or More Days Past Due [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due				2,000
Residential Real Estate [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due		7,892,000		1,923,000
Current Balance		2,585,684,000		2,159,477,000
Recorded Investment in Loans, Total		2,593,576,000		2,161,400,000
Restructured		171,000	[1]	178,000	[2]
Total		171,000	[1]	178,000	[2]
Residential Real Estate [Member] | 30 - 89 Days Past Due [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due		7,892,000		1,923,000
Commercial Real Estate [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due				9,522,000
Current Balance		116,258,000		69,189,000
Recorded Investment in Loans, Total		116,258,000		78,711,000
Restructured	[2]			9,522,000
Total	[2]			9,522,000
Commercial Real Estate [Member] | 30 - 89 Days Past Due [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due				9,522,000
Home Equity Lines Of Credit [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due		184,000		274,000
Current Balance		14,855,000		14,734,000
Recorded Investment in Loans, Total		15,039,000		15,008,000
Non-accrual		184,000	[1]	413,000	[2]
Total		184,000	[1]	413,000	[2]
Home Equity Lines Of Credit [Member] | 30 - 89 Days Past Due [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due		184,000		78,000
Home Equity Lines Of Credit [Member] | 90 or More Days Past Due [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due				196,000
Construction And Land [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Current Balance		7,896,000		12,623,000
Recorded Investment in Loans, Total		$ 7,896,000		$ 12,623,000

[1]	There were no loans past due 90 days and still accruing interest at December 31, 2017.
[2]	There were no loans past due 90 days and still accruing interest at December 31, 2016.